As filed with the Securities and Exchange Commission on September 24, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Asset Management 555 California Street, 50th Floor San Francisco, California 94104
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments.

Income Opportunities Fund	July 31, 2013
(Unaudited)

Schedule of Investments

	Par†		Value

HIGH YIELD SECURITIES - 16.6%
Banks - 0.5%
SquareTwo Financial Corp.
11.625%, 04/01/2017	1,282,000		$1,320,460

Capital Goods - 0.5%
Maxim Crane Works LP
12.250%, 04/15/2015 (a)	1,500,000		1,575,000

Consumer Durables & Apparel - 0.7%
Hot Topic, Inc.
9.250%, 06/15/2021 (a)	2,000,000		2,080,000

Diversified Financials - 0.3%
FTI Consulting, Inc.
6.000%, 11/15/2022	900,000		921,375

Health Care Equipment & Services - 2.2%
Select Medical Corp.
6.375%, 06/01/2021 (a)	6,500,000		6,305,000

Insurance - 1.4%
Towergate Finance PLC
10.500%, 02/15/2019 (a)	GBP	2,500,000	3,974,291

Materials - 1.0%
American Rock Salt Co. LLC
8.250%, 05/01/2018 (a)	1,982,000		1,922,540
Kerling PLC
10.625%, 02/01/2017 (a)	EUR	750,000	1,060,125
			2,982,665
Media - 3.4%
CC Media Holdings, Inc.
7.625%, 03/15/2020	2,000,000		2,110,000
Good Sam Enterprises LLC
11.500%, 12/01/2016	570,000		609,900
Nara Cable Funding Ltd.
8.875%, 12/01/2018 (a)	3,000,000		3,150,000
Norcell Sweden Holding 2
10.750%, 09/29/2019 (a)	EUR	2,700,000	3,864,871
			9,734,771
Retailing - 0.7%
The Bon-Ton Department Stores, Inc.
8.000%, 06/15/2021 (a)	2,000,000		2,055,000

Software & Services - 2.2%
Epicor Software Corp.
9.000%, 06/15/2018 (a) (c)	1,000,000		1,007,500
iGATE Corp.
9.000%, 05/01/2016	5,000,000		5,393,750
			6,401,250

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	Par†	Value

HIGH YIELD SECURITIES - 16.6% (continued)
Technology Hardware & Equipment - 0.7%
Sensata Technologies BV
4.875%, 10/15/2023 (a)	2,000,000	$1,930,000

Telecommunication Services - 2.3%
GCI, Inc.
8.625%, 11/15/2019	2,000,000	2,075,000
6.750%, 06/01/2021	5,006,000	4,705,640
		6,780,640
Utilities - 0.7%
Calpine Corp.
7.875%, 01/15/2023 (a)	2,000,000	2,170,000

TOTAL HIGH YIELD SECURITIES (amortized cost $48,431,582)		48,230,452

LEVERAGED LOANS - 3.7%
Food, Beverage & Tobacco - 2.6%
Arysta Lifescience SPC LLC, TL 2L 05/13
8.250%, 11/30/2020 (b)	3,800,000	3,828,500
CTI Foods Holding Co., LLC, TL 2L 05/13
8.250%, 06/28/2021 (b)	3,800,000	3,776,250
		7,604,750
Insurance - 0.6%
Sedgwick Claims Management Service, Inc., TL 2L 05/13
8.000%, 12/12/2018 (b)	1,750,000	1,782,813

Technology Hardware & Equipment - 0.5%
Websense, Inc., TL 2L 05/13
8.250%, 12/24/2020 (b)	1,254,841	1,258,762

TOTAL LEVERAGED LOANS (amortized cost $10,699,559)		10,646,325

	Shares
MONEY MARKET FUND - 100.3%
BlackRock Liquidity TempFund Portfolio
0.037% (d)	291,375,000	291,375,000
TOTAL MONEY MARKET FUND (cost $291,375,000)		291,375,000

TOTAL INVESTMENTS (cost $350,506,141) †† - 120.6%		350,251,777
LIABILITIES EXCEEDING OTHER ASSETS, NET - (20.6)%		(59,762,680)
NET ASSETS - 100.0%		$290,489,097

†                               In U.S. Dollars unless otherwise indicated.

††                        At July 31, 2013, the tax basis cost of the Fund’s investments was $350,506,141 and the unrealized appreciation and depreciation were $7,500 and $(261,864), respectively.

(a)                       Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  As of July 31, 2013, these securities amounted to $31,094,327, which represents 10.7% of net assets.

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(b)                       Variable rate security, the coupon rate shown is the effective rate as of July 31, 2013.

(c)                        Represents a payment-in-kind security which may pay interest/dividend in additional par/shares.

(d)                       Seven-day yield as of July 31, 2013.

GBP - Great British Pound

EUR - Euro

PLC  - Public Limited Company

Country Weightings
(% of Net Assets)

United States	115.8%
United Kingdom	1.7%
Sweden	1.3%
Ireland	1.1%
Netherlands	0.7%
120.6%
Liabilities Exceeding Other Assets, Net	(20.6)%
100.0%

The table below sets forth information about the levels within the fair value hierarchy which the Fund’s investments were measured at July 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments in Securities
High Yield Securities	$—	$48,230,452	$—	$48,230,452
Leveraged Loans	—	10,646,325	—	10,646,325
Money Market Fund	291,375,000	—	—	291,375,000
Total Investments in Securities	$291,375,000	$58,876,777	$—	$350,251,777

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s Prospectus.

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Item 2. Controls and Procedures.

(a)          The Registrant’s President and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KKR Income Opportunities Fund

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	9/20/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	9/20/13

By (Signature and Title)	/s/ Michael R. McFerran
Michael R. McFerran, Treasurer and Principal Financial Officer

Date	9/18/13